Employee benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Information About Group's Defined Benefit Pension Plans

Information in the tables that follow pertains to all of the Group’s defined benefit pension plans.

	December 31, 2025			December 31, 2024
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Defined benefit obligation	15,282	329,465	344,747	14,938	252,863	267,801
Fair value of plan assets	(1,641)	(296,701)	(298,342)	(366)	(196,979)	(197,345)
Net defined benefit liability	13,641	32,764	46,405	14,572	55,884	70,456

Summary of Plan Assets	Plan assets comprise:

	December 31, 2025	December 31, 2024
TFI International pension plans
Other	100%	100%
TForce Freight pension plans
Equity securities	87%	95%
Debt securities	13%	5%

Summary of Movement in Present Value of Accrued Benefit Obligation for Defined Plans

Movement in the present value of the accrued benefit obligation for defined benefit plans:

	December 31, 2025			December 31, 2024
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total

Defined benefit obligation,
beginning of year	14,938	252,863	267,801	13,999	212,373	226,372
Current service cost	-	46,793	46,793	474	55,749	56,223
Interest cost	697	15,362	16,059	638	11,007	11,645
Benefits paid	(1,123)	(4,112)	(5,235)	-	(2,749)	(2,749)
Remeasurement loss (gain) arising from:
- Demographic	-	(38)	(38)	-	3,143	3,143
- Financial assumptions	(215)	(1,033)	(1,248)	141	(29,522)	(29,381)
- Experience	187	19,630	19,817	839	2,865	3,704
Effect of movements in exchange rates	798	-	798	(1,153)	(3)	(1,156)
Defined benefit obligation, end of year	15,282	329,465	344,747	14,938	252,863	267,801

Summary of Movement in Fair Value of Plan Assets for Defined Benefit Plans

Movement in the fair value of plan assets for defined benefit plans:

	December 31, 2025			December 31, 2024
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Fair value of plan assets,
beginning of year	366	196,979	197,345	200	172,941	173,141
Interest income	47	13,306	13,353	8	9,035	9,043
Employer contributions	2,402	78,070	80,472	(16)	20,000	19,984
Benefits paid	(1,123)	(4,112)	(5,235)	-	(2,749)	(2,749)
Fair value remeasurement	(99)	14,357	14,258	193	(232)	(39)
Plan administration expenses	-	(1,906)	(1,906)	-	(1,981)	(1,981)
Effect of movements in exchange rates	48	7	55	(19)	(35)	(54)
Fair value of plan assets, end of year	1,641	296,701	298,342	366	196,979	197,345

Summary of Expense Recognized in Income or Loss

Expense recognized in income or loss:

	December 31, 2025			December 31, 2024
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Current service cost	-	46,793	46,793	474	55,749	56,223
Net interest cost	650	2,056	2,706	630	1,972	2,602
Plan administration expenses	-	1,906	1,906	-	1,981	1,981
Pension expense	650	50,755	51,405	1,104	59,702	60,806
Actual return on plan assets	(52)	27,663	27,611	201	8,803	9,004

Summary of Actuarial Losses Recognized in Other Comprehensive Income

Actuarial losses recognized in other comprehensive income:

	December 31, 2025			December 31, 2024
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Amount accumulated in retained
earnings, beginning of year	12,238	(103,776)	(91,538)	11,451	(80,494)	(69,043)
Recognized during the year	71	4,202	4,273	787	(23,282)	(22,495)
Amount accumulated in retained
earnings, end of year	12,309	(99,574)	(87,265)	12,238	(103,776)	(91,538)
Recognized during the year, net of tax	52	3,154	3,206	580	(17,389)	(16,809)

Summary of Significant Actuarial Assumptions Used (Expressed as Weighted Average)

The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2025		December 31, 2024
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Defined benefit obligation:
Discount rate at	4.9%	5.7%	4.7%	5.7%
Future salary increases	N/A	2.0%	N/A	2.0%
Employee benefit expense:
Discount rate at	4.7%	5.7%	5.0%	5.7%
Rate of return on plan assets at	4.7%	5.7%	5.0%	5.7%
Future salary increases	N/A	2.0%	N/A	2.0%

At December 31, 2025 the weighted average duration of the defined benefit obligation was:

TFI International pension plans	9.5
TForce Freight pension plans	15.7

Summary of Current Longevities Underlying Value of Liabilities in Defined Benefit Plans

Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2025		December 31, 2024
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Longevity at age 65 for current pensioners
Males	22.4	20.0	22.4	19.9
Females	25.1	21.9	25.0	21.9
Longevity at age 65 for current members aged 45
Males	23.9	21.6	23.8	21.5
Females	26.4	23.4	26.4	23.4

Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation

The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2025		2024
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	56,768	(44,575)	(38,006)	48,004

Summary of Historical Information of Plans

Historical information:

	2025	2024	2023	2022	2021
Defined benefit obligation	344,747	267,801	226,372	164,299	160,780
Fair value of plan assets	(298,342)	(197,345)	(173,141)	(168,658)	(93,903)
Deficit (surplus) in the plans	46,405	70,456	53,231	(4,359)	66,877

Experience adjustments arising on plan obligations	18,531	(22,534)	8,975	(112,739)	5,823
Experience adjustments arising on plan assets	14,258	(39)	11,651	(27,473)	310